Share capital, share premium and transaction costs on new equity instruments - Schedule of Movement of Share Capital and Share Premium (Details) - EUR (€) € / shares in Units, € in Thousands						6 Months Ended
		Jun. 09, 2023	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)						267,177,592
Par value per share (in EUR per share)			€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12		€ 0.12
Beginning balance						€ 27,758	€ (76,651)
Share Capital increase on conversion (in shares)					235,935,061
Increase (decrease) through exchange of ordinary shares (in shares)					14,907,582
Equity contribution (Spartan shareholders)							87,597
Increase (decrease) in number of ordinary shares issued (in shares)		9,700		2,500,000	12,500,000
Private Placement Warrants exercise (in shares)			1,334,949
Equity contribution (Private warrants exercise)							13,854
Increase (decrease) through share-based payment transactions, equity						€ 4,945	€ 79,985
Number of shares issued (in shares)						267,187,292	267,177,592
Ending balance						€ (12,656)	€ 93,639
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)							100
Par value per share (in EUR per share)					€ 1.00					€ 1.00
Shareholder loan to equity conversion (in shares)					2
Number of shares issued in the fee agreement (in shares)					22
Number of shares exchanged for shares in new company (in share)					(124)
Number of shares issued (in shares)					124
Issued capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance						32,061	€ 1
Shareholder loan equity conversion share premium					€ 28,311
Equity contribution (Spartan shareholders)					1,789		1,789
Equity contribution (PIPE financing)				€ 300	1,500
Equity contribution (Private warrants exercise)			€ 160				160
Increase (decrease) through share-based payment transactions, equity		€ 1
Ending balance						32,062	32,061
Issued capital | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance							1
Ending balance					1
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance	[1]					365,900	61,888
Shareholder loan equity conversion share premium					(28,311)
Equity contribution (Spartan shareholders)					85,808		85,808	[1]
Equity contribution (PIPE financing)				€ 22,375	108,515
Equity contribution (Private warrants exercise)			€ 13,694				13,694	[1]
Ending balance	[1]					€ 365,900	365,900
Share premium | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance							€ 61,888
Shareholder loan equity conversion share premium					101,931
Ending balance					€ 163,819

[1]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction